Subsidiaries - Summary of Impact of Acquisition on Financial Results of Company (Detail) - IISI and its Subsidiaries [Member] $ in Millions	6 Months Ended
Dec. 31, 2020 TWD ($)
Disclosure Of Business Combinations [Line Items]
Revenue	$ 1,348
Profit	$ 68